Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of anti-dilutive common shares outstanding
Antidilutive securities	2,424,802	2,093,100	12,564,224	586,535
Series A Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		40,000	40,000	40,000
Series B Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		596,528	4,520,013	180,802
Series C Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		708,685	3,390,010
Series D Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities		353,488	48,640	221,091
Series E Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	534,830		1,279,865
Series F Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	482,558		261,829
Series H Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	316,409		586,387
Series I Preferred Stock [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	523,256		283,912
Warrants [Member]
Summary of anti-dilutive common shares outstanding
Antidilutive securities	567,749	394,399	2,153,569	144,642